                                                               NATIONWIDE(R) VLI
                                                                SEPARATE ACCOUNT

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2001








                  -------------------------------------------
                                           INVESTMENT/LIFE(R)
                                                  VAN KAMPEN/
                           NATIONWIDE LIFE INSURANCE COMPANY



VLO-185-6/01

                              [LOGO - NATIONWIDE]

                NATIONWIDE LIFE INSURANCE COMPANY
                               ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

On behalf of Nationwide Life Insurance Company we are pleased to bring you the 2001 semi-annual report of the Nationwide VLI Separate Account.

Equity markets continued in the doldrums during the first half of 2001. While it's too early to detect solid evidence of a turn in the market, it is encouraging to note that the major market indices registered positive performance during the second quarter. The market seems to be looking across the valley, and we believe the basic elements are in place to begin to reenergize equity performance. The Federal Reserve has aggressively lowered interest rates during this period, and more easing is expected. Further stimulus may be anticipated from tax reductions and tax rebates. Corporate earnings have been a drag on performance, but quarter-to-quarter earnings comparisons should become more favorable as the economy absorbs the effect of lower interest rates and lower effective tax rates. As we move beyond the current downturn, equity-based financial assets should again return to prominence.

We are pleased you have selected Nationwide Financial to help you achieve your financial planning and retirement saving goals. We continue to direct our strategic focus to enhancing our existing product offerings and service, and to the development of new and innovative investment products to better serve your future needs.

                               /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 14, 2001

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-547-7548 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE SEMI-ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on June 30, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

THE STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

                         NATIONWIDE VLI SEPARATE ACCOUNT
           STATEMENT OF ASSETS,LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  June 30,2001
                                   (UNAUDITED)


Assets:
     Investments in Van Kampen Life Investment Trust, at fair value:
     Asset Allocation Fund
       2,115,979 shares (cost $24,334,367) ......................  $  21,329,072

     Domestic Income Fund
       160,306 shares (cost $1,293,474) .........................      1,229,545

     Emerging Growth Fund
       128,185 shares (cost $5,155,769) .........................      4,159,619

     Enterprise Fund
       1,667,480 shares (cost $30,955,708) ......................     26,112,744

     Global Equity Fund
       123,408 shares (cost $1,690,085) .........................      1,255,055

     Government Fund
       4,485,886 shares (cost $39,859,304) ......................     40,283,254

     Money Market Fund
       6,987,689 shares (cost $6,987,689) .......................      6,987,689

     The Universal Institutional Funds, Inc.- U.S. Real Estate
       Portfolio
       43,903 shares (cost $497,628) ............................        546,158
                                                                     -----------
          Total investments .....................................    101,903,136

  Accounts receivable ...........................................            -
                                                                     -----------
          Total assets ..........................................    101,903,136

Accounts payable ................................................            601
                                                                  ---------------
Contract owners' equity (note 7) ................................ $  101,902,535
                                                                  ===============


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS
Six Month Periods Ended June 30,2001,2000 and 1999
(UNAUDITED)

                                                                    Total                             Asset Allocation Fund
                                                ------------------------------------------     ---------------------------------
                                                    2001           2000            1999          2001         2000          1999
                                                ------------     ---------       ---------     --------      -------      -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................ $  3,470,978     3,798,631       3,454,721      857,290      960,568      935,397
  Mortality and expense risk charges
    (note 3) ..................................     (264,526)     (315,405)       (299,305)     (54,990)     (63,985)     (68,217)
                                                ------------     ---------       ---------     --------      -------      -------
    Net investment income ...................      3,206,452     3,483,224       3,155,414      802,300      896,583      867,180
                                                ------------     ---------       ---------     --------      -------      -------

  Proceeds from mutual funds shares sold ......   11,436,330    19,501,334      11,822,267    1,174,521    2,371,629    2,594,934
  Cost of mutual fund shares sold .............  (12,634,734)  (15,259,919)    (10,391,104)  (1,136,162)  (2,408,005)  (2,502,817)
                                                ------------     ---------       ---------     --------      -------      -------
    Realized gain (loss) on investments .......   (1,198,404)    4,241,415       1,431,163       38,359      (36,376)      92,117
  Change in unrealized gain (loss)
    on investments ............................   (9,981,176)   (8,850,531)     (8,122,354)  (1,308,488)  (2,650,489)  (3,408,234)
                                                ------------     ---------       ---------     --------      -------      -------
    Net gain (loss) on investments ............  (11,179,580)   (4,609,116)     (6,691,191)  (1,270,129)  (2,686,865)  (3,316,117)
                                                ------------     ---------       ---------     --------      -------      -------
  Reinvested capital gains ....................    2,060,895     6,261,569       5,475,769      159,760    1,991,699    2,818,636
                                                ------------     ---------       ---------     --------      -------      -------
    Net increase (decrease) in contract ownersx'
      equity resulting from operations ........ $ (5,912,233)    5,135,677       1,939,992     (308,069)     201,417      369,699
                                                ============     =========       =========     ========      =======      =======


                                                            Domestic Income Fund
                                                     --------------------------------------
                                                      2001            2000             1999
                                                     -------      ----------         -------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................       86,085         103,587         104,790
  Mortality and expense risk charges
   (note 3) ...................................       (3,345)         (3,274)         (4,128)
                                                     -------      ----------         -------
    Net investment income .....................       82,740         100,313         100,662
                                                     -------      ----------         -------

  Proceeds from mutual funds shares sold ......      329,017          91,472         370,517
  Cost of mutual fund shares sold .............     (353,075)        (95,078)       (357,658)
                                                     -------      ----------         -------
    Realized gain (loss) on investments .........    (24,058)         (3,606)         12,859
  Change in unrealized gain (loss)
    on investments ............................          416         (94,410)       (167,964)
                                                     -------      ----------         -------
    Net gain (loss) on investments ..............    (23,642)        (98,016)       (155,105)
                                                     -------      ----------         -------
  Reinvested capital gains ....................            -               -               -
                                                     -------      ----------         -------
    Net increase (decrease) in contract owners'
      equity resulting from operations ........       59,098           2,297         (54,443)
                                                     =======      ==========         =======

                                                            Emerging Growth Fund                        Enterprise Fund
                                                ---------------------------------------     --------------------------------------
                                                      2001           2000        1999          2001         2000             1999
                                                ------------       -------      -------     ----------    ---------       ---------
INVESTMENT ACTIVITY:
    Reinvested dividends ......................   $    4,402             -            -         51,645       75,243         112,795
    Mortality and expense risk charges
   (note 3) ...................................      (12,459)      (19,219)      (7,551)       (69,891)    (108,429)        (90,940)
                                                ------------       -------    ---------     ----------    ---------       ---------

    Net investment income .....................       (8,057)      (19,219)      (7,551)       (18,246)     (33,186)         21,855

  Proceeds from mutual funds shares sold ......    3,186,532     4,480,804    1,875,031      1,286,662    4,095,786       2,204,980
  Cost of mutual fund shares sold .............   (4,552,363)   (2,320,693)  (1,439,003)    (1,133,327)  (2,019,933)     (1,432,971)
                                                ------------   -----------    ---------     ----------    ---------       ---------
    Realized gain (loss) on investments .......   (1,365,831)    2,160,111      436,028        153,335    2,075,853         772,009
  Change in unrealized gain (loss)
    on investments ............................      124,667    (1,366,317)     182,184     (7,275,258)  (3,841,436)     (1,158,906)
                                                ------------   -----------    ---------     ----------    ---------       ---------
    Net gain (loss) on investments ............   (1,241,164)      793,794      618,212     (7,121,923)  (1,765,583)       (386,897)
                                                ------------   -----------    ---------     ----------    ---------       ---------
  Reinvested capital gains ....................            -        22,717            -      1,875,415    4,246,342       2,657,133
                                                ------------   -----------    ---------     ----------    ---------       ---------
    Net increase (decrease) in contract owners'
      equity resulting from operations .......  $ (1,249,221)      797,292      610,661     (5,264,754)   2,447,573       2,292,091
                                                ============   ===========    =========     ==========    =========       =========

                                                                Global Equity Fund
                                                     ----------------------------------------
                                                       2001            2000          1999
                                                     --------         -------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .......................              -           2,019           3,293
  Mortality and expense risk charges
   (note 3) ..................................         (3,271)         (4,047)         (2,772)
                                                     --------       ---------       ---------

    Net investment income ...................          (3,271)         (2,028)            521

  Proceeds from mutual funds shares sold ......       122,650         309,008         198,485
  Cost of mutual fund shares sold .............      (124,494)       (236,394)       (201,578)
                                                     --------      ----------       ---------
    Realized gain (loss) on investments .......        (1,844)         72,614          (3,093)
  Change in unrealized gain (loss)
    on investments ............................      (156,257)       (159,424)        122,203
                                                     --------       ---------       ---------
    Net gain (loss) on investments ............      (158,101)        (86,810)        119,110
                                                     --------       ---------       ---------
  Reinvested capital gains ....................        25,720             811               -
                                                     --------       ---------       ---------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........      (135,652)        (88,027)        119,631
                                                     ========       =========       =========

                                                                    (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Six Month Periods Ended June 30, 2001, 2000 and 1999
(UNAUDITED)

                                                          Government Fund                            Money Market Fund
                                              ----------------------------------------   --------------------------------------
                                                  2001          2000           1999         2001          2000          1999
INVESTMENT ACTIVITY:
  Reinvested dividends ..................     $ 2,313,004    2,453,361      2,097,895       158,552       189,237       175,600
  Mortality and expense risk charges
    (note 3) ............................        (102,097)     (98,045)      (104,720)      (17,290)      (17,590)      (20,042)
                                              -----------   ----------     ----------    ----------    ----------    ----------
    Net investment income ...............       2,210,907    2,355,316      1,993,175       141,262       171,645       155,558
                                              -----------   ----------     ----------    ----------    ----------    ----------

  Proceeds from mutual funds
    shares sold .........................       1,430,502    3,093,250      1,630,817     3,898,450     4,998,313     2,873,382
  Cost of mutual fund shares sold .......      (1,429,000)  (3,106,439)    (1,498,122)   (3,898,450)   (4,998,313)   (2,873,382)
                                              -----------   ----------     ----------    ----------    ----------    ----------
    Realized gain (loss) on
      investments .......................           1,502      (13,189)       132,695            -         -             -
  Change in unrealized gain (loss)
    on investments ......................      (1,407,151)    (781,139)    (3,707,666)           -         -             -
                                              -----------   ----------     ----------    ----------    ----------    ----------
    Net gain (loss) on investments ......      (1,405,649)    (794,328)    (3,574,971)           -         -             -
                                              -----------   ----------     ----------    ----------    ----------    ----------
  Reinvested capital gains ..............              -            -              -             -         -             -
                                              -----------   ----------     ----------    ----------    ----------    ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .......................      $   805,258    1,560,988     (1,581,796)      141,262       171,645       155,558
                                              ===========   ==========     ==========    ==========    ==========    ==========

                                                         U.S. Real Estate Portfolio
                                                   --------------------------------------
                                                    2001            2000           1999
INVESTMENT ACTIVITY:
  Reinvested dividends ....................           -            14,616          24,951
  Mortality and expense risk charges
    (note 3) ..............................        (1,183)           (816)           (937)
                                                   ------          ------          ------
    Net investment income .................        (1,183)         13,800          24,014
                                                   ------          ------          ------

  Proceeds from mutual funds shares sold ..         7,996          61,072          74,121
  Cost of mutual fund shares sold .........        (7,863)        (75,064)        (85,573)
                                                   ------          ------          ------
    Realized gain (loss) on
      investments .........................           133         (13,992)        (11,452)
  Change in unrealized gain (loss)
    on investments ........................        40,895          42,684          16,029
                                                   ------          ------          ------
    Net gain (loss) on investments ........        41,028          28,692           4,577
                                                   ------          ------          ------
  Reinvested capital gains ................            -               -               -
                                                   ------          ------          ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ..........................        39,845          42,492          28,591
                                                   ======          ======          ======



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                              TOTAL                                    Asset Allocation Fund
                                           --------------------------------------------    ----------------------------------------
                                                  2001           2000            1999           2001            2000         1999
INVESTMENT ACTIVITY:
  Net investment income ................   $   3,206,452       3,483,224      3,155,414       802,300          896,583      867,180
  Realized gain (loss) on investments ..      (1,198,404)      4,241,415      1,431,163        38,359          (36,376)      92,117
  Change in unrealized gain (loss)
    on investments .....................      (9,981,176)     (8,850,531)    (8,122,354)   (1,308,488)      (2,650,489)  (3,408,234)
  Reinvested capital gains .............       2,060,895       6,261,569      5,475,769       159,760        1,991,699    2,818,636
                                           -------------   -------------  -------------    ----------    -------------  -----------
  Net increase (decrease) in
   contract owners' equity
   resulting from operations ...........      (5,912,233)      5,135,677      1,939,992      (308,069)         201,417      369,699
                                           -------------   -------------  -------------    ----------    -------------  -----------

Equity transactions:
  Purchase payments received from
    contract owners ....................         115,878          50,145         34,607        16,601            9,644        9,564
  Transfers between funds ..............               -              -             -         (68,514)        (563,619)     (33,557)
  Surrenders ...........................      (2,498,189)     (6,963,398)    (5,061,144)     (381,244)        (783,510)  (1,459,322)
  Death benefits (note 4) ..............      (1,228,772)     (1,362,630)      (696,850)     (515,510)        (490,583)     (16,776)
  Policy loans (net of repayments)
   (note 5)                                      855,724         533,379        987,738       213,732         (183,506)    (218,439)
  Deductions for surrender charges
  (note 2d) ............................               -              -              -             -                -        (2,901)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ..................        (484,293)       (672,917)      (589,000)      (78,657)         (83,775)    (101,194)
                                           -------------   -------------  -------------    ----------    -------------  -----------
Net equity transactions ................      (3,239,652)     (8,415,421)    (5,334,710)     (813,592)      (2,095,349)  (1,822,625)
                                           -------------   -------------  -------------    ----------    -------------  -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..      (9,151,885)     (3,279,744)    (3,394,718)   (1,121,661)      (1,893,932)  (1,452,927)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ............................     111,054,420     126,894,412    124,866,267    22,450,706       26,628,621   28,452,523
                                           -------------   -------------  -------------    ----------    -------------  -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..   $ 101,902,535     123,614,668    121,471,549    21,329,045       24,734,689   26,999,597
                                           =============   =============  =============    ==========    =============  ===========


CHANGES IN UNITS:
  Beginning units ......................       3,635,896       4,035,569      4,400,102       641,802          753,430     840,329
                                           -------------   -------------  -------------    ----------    -------------  ----------
  Units purchased ......................          73,809          88,825         97,310         6,761            4,991       6,936
  Units redeemed .......................        (177,834)       (341,739)      (276,382)      (30,583)         (64,882)    (60,717)
                                           -------------   -------------  -------------    ----------    -------------  ----------
  Ending units .........................       3,531,871       3,782,655      4,221,030       617,980          693,539     786,548
                                           =============   =============  =============    ==========    =============  ==========

                                                                 Domestic Income Fund
                                                 -----------------------------------------------
                                                      2001              2000             1999
INVESTMENT ACTIVITY:
  Net investment income ...................             82,740          100,313          100,662
  Realized gain (loss) on investments .....            (24,058)          (3,606)          12,859
  Change in unrealized gain (loss)
    on investments ........................                416          (94,410)        (167,964)
  Reinvested capital gains ................                  -               -               -
                                                 -------------    -------------    -------------
  Net increase (decrease) in
   contract owners' equity
   resulting from operations ..............             59,098            2,297          (54,443)
                                                 -------------    -------------    -------------

Equity transactions:
  Purchase payments received from
    contract owners .......................                  8              109           (1,982)
  Transfers between funds .................             14,317          (42,297)         (22,182)
  Surrenders ..............................            (57,899)               -         (150,238)
  Death benefits (note 4) .................                  -          (13,431)        (114,882)
  Policy loans (net of repayments) (note 5)            (30,210)          (4,628)          (3,073)
  Deductions for surrender charges
  (note 2d) ...............................                  -               -              (299)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................             (9,900)          (7,490)         (23,216)
                                                 -------------    -------------    -------------
Net equity transactions ...................            (83,684)         (67,737)        (315,872)
                                                 -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....            (24,586)         (65,440)        (370,315)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................          1,254,141        1,296,274        1,817,529
                                                 -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD .....          1,229,555        1,230,834        1,447,214
                                                 =============    =============    =============


CHANGES IN UNITS:
  Beginning units .........................             56,426           61,567           84,232
                                                 -------------    -------------    -------------
  Units purchased .........................                741              187              535
  Units redeemed ..........................             (4,373)          (3,394)         (15,521)
                                                 -------------    -------------    -------------
  Ending units ............................             52,794           58,360           69,246
                                                 =============    =============    =============
                                                                                                                        (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                Emerging Growth Fund                           Enterprise Fund
                                              --------------------------    ------------------------------------------------------
                                                 2001          2000              1999        2001           2000           1999
INVESTMENT ACTIVITY:
  Net investment income ...................   $    (8,057)       (19,219)        (7,551)     (18,246)       (33,186)        21,855
  Realized gain (loss) on investments .....    (1,365,831)     2,160,111        436,028      153,335      2,075,853        772,009
  Change in unrealized gain (loss)
    on investments ........................       124,667     (1,366,317)       182,184   (7,275,258)    (3,841,436)    (1,158,906)
  Reinvested capital gains ................             -         22,717              -    1,875,415      4,246,342      2,657,133
                                              -----------    -----------    -----------  -----------    -----------    -----------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............    (1,249,221)       797,292        610,661   (5,264,754)     2,447,573      2,292,091
                                              -----------    -----------    -----------  -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................        85,535         36,869            158       13,734          5,788         34,568
  Transfers between funds .................       (52,088)       337,982        115,788      (45,053)        73,797       (139,926)
  Surrenders ..............................       (17,727)      (302,638)             -     (887,951)    (3,061,331)    (1,342,218)
  Death benefits (note 4) .................       (88,351)             -         (5,049)     (98,030)      (203,802)       (18,865)
  Policy loans (net of repayments) (note 5)       (15,100)        27,026       (173,079)     143,838         (3,797)       (30,420)
  Deductions for surrender charges
    (note 2d) .............................            -               -              -            -              -         (2,668)
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................       (27,256)       (23,690)       (14,926)     (89,942)      (275,053)      (140,376)
                                              -----------    -----------    -----------  -----------    -----------    -----------
    Net equity transactions ...............      (114,987)        75,549        (77,108)    (963,404)    (3,464,398)    (1,639,905)
                                              -----------    -----------    -----------  -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....    (1,364,208)       872,841        533,553   (6,228,158)    (1,016,825)       652,186
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................     5,523,782      6,972,628      3,036,214   32,338,766     43,203,719     37,398,585
                                              -----------    -----------    -----------  -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....   $ 4,159,574      7,845,469      3,569,767   26,110,608     42,186,894     38,050,771
                                              ===========    ===========    ===========  ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .........................       137,175        154,776        137,061      675,166        766,000        830,330
                                              -----------    -----------    -----------  -----------    -----------    -----------
  Units purchased .........................         2,193          9,085          4,317        6,246          5,273          7,117
  Units redeemed ..........................        (7,274)        (7,518)        (8,935)     (28,398)       (66,216)       (43,463)
                                              -----------    -----------    -----------  -----------    -----------    -----------
  Ending units ............................       132,094        156,343        132,443      653,014        705,057        793,984
                                              ===========    ===========    ===========  ===========    ===========    ===========



                                                            Global Equity Fund
                                                ----------------------------------------
                                                  2001            2000            1999
INVESTMENT ACTIVITY:
  Net investment income ...................         (3,271)        (2,028)           521
  Realized gain (loss) on investments .....         (1,844)        72,614         (3,093)
  Change in unrealized gain (loss)
    on investments ........................       (156,257)      (159,424)       122,203
  Reinvested capital gains ................         25,720            811              -
                                               -----------    -----------    -----------
    Net increase (decrease) in
     contract owners' equity
     resulting from operations ............       (135,652)       (88,027)       119,631
                                               -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .......................              -            473              3
  Transfers between funds .................         41,339        133,143       (111,750)
  Surrenders ..............................         (8,470)      (305,566)             -
  Death benefits (note 4) .................        (81,071)             -        (10,076)
  Policy loans (net of repayments) (note 5)         24,224         53,878        (17,116)
  Deductions for surrender charges
    (note 2d) .............................             -              -              -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .....................         (8,936)       (21,486)        (7,056)
                                               -----------    -----------    -----------
  Net equity transactions .................        (32,914)      (139,558)      (145,995)
                                               -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .....       (168,566)      (227,585)       (26,364)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...............................      1,423,628      1,810,664      1,230,474
                                               -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .....      1,255,062      1,583,079      1,204,110
                                               ===========    ===========    ===========


CHANGES IN UNITS:
  Beginning units .........................         78,201         84,304         74,143
                                               -----------    -----------    -----------
  Units purchased .........................          3,220          8,294            589
  Units redeemed ..........................         (4,938)       (14,791)        (9,565)
                                               -----------    -----------    -----------
  Ending units ............................         76,483         77,807         65,167
                                               ===========    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
SIX MONTH PERIODS ENDED JUNE 30, 2001, 2000 AND 1999
(UNAUDITED)

                                                         Government Fund                             Money Market Fund
                                           ------------------------------------------   ------------------------------------------
                                                 2001          2000              1999        2001          2000            1999
INVESTMENT ACTIVITY:
Net investment income ...................  $  2,210,907      2,355,316      1,993,175        141,262        171,645        155,558
                                           ============   ============   ============   ============   ============   ============
Realized gain (loss) on investments .....         1,502        (13,189)       132,695              -              -              -
Change in unrealized gain (loss)
on investments ..........................    (1,407,151)      (781,139)    (3,707,666)             -              -              -
Reinvested capital gains ................             -              -              -              -              -              -
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in
contract owners'equity
resulting from operations ...............       805,258      1,560,988     (1,581,796)       141,262        171,645        155,558
                                           ------------   ------------   ------------   ------------   ------------   ------------
EQUITY TRANSACTIONS:
Purchase payments received from
contract owners .........................             -         (3,678)        (8,344)             -            803            632
Transfers between funds .................       162,712       (440,231)      (237,874)      (154,850)       509,366        436,411
Surrenders ..............................    (1,120,149)    (2,084,839)    (1,093,130)       (24,749)      (416,349)    (1,016,236)
Death benefits (note 4) .................      (445,810)      (606,836)      (306,175)             -        (33,064)      (225,028)
Policy loans (net of repayments) (note 5)       639,569        692,344        572,595       (119,336)       (38,334)       857,553
Deductions for surrender charges
(note 2d) ...............................             -              -         (2,173)             -              -         (2,020)
Redemptions to pay cost of insurance
charges and administration charges
(notes 2b and 2c) .......................      (204,344)      (194,155)      (228,542)       (61,045)       (64,394)       (71,286)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Net equity transactions .................      (968,022)    (2,637,395)    (1,303,643)      (359,980)       (41,972)       (19,973)
                                           ------------   ------------   ------------   ------------   ------------   ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ....      (162,764)    (1,076,407)    (2,885,439)      (218,718)       129,673        135,585
CONTRACT OWNERS'EQUITY BEGINNING
OF PERIOD ...............................    40,446,032     39,921,828     44,870,031      7,207,989      6,713,936      7,682,960
                                           ------------   ------------   ------------   ------------   ------------   ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ....  $ 40,283,268     38,845,421     41,984,592      6,989,271      6,843,609      7,818,545
                                           ============   ============   ============   ============   ============   ============


CHANGES IN UNITS:
Beginning units .........................     1,659,184      1,831,096      1,978,976        367,062        361,858        431,412
                                           ------------   ------------   ------------   ------------   ------------   ------------
Units purchased .........................        26,933         27,584         25,745         21,916         33,350         52,071
Units redeemed ..........................       (66,029)      (145,775)       (83,882)       (35,398)       (36,215)       (53,600)
                                           ------------   ------------   ------------   ------------   ------------   ------------
Ending units ............................     1,620,088      1,712,905      1,920,839        353,580        358,993        429,883
                                           ============   ============   ============   ============   ============   ============

                                                      U.S.Real Estate Portfolio
                                              -------------------------------------------
                                                 2001            2000           1999
INVESTMENT ACTIVITY:
Net investment income ...................          (1,183)         13,800          24,014
                                             ============    ============    ============
Realized gain (loss) on investments .....             133         (13,992)        (11,452)
Change in unrealized gain (loss)
on investments ..........................          40,895          42,684          16,029
Reinvested capital gains ................               -               -               -
                                             ------------    ------------    ------------
Net increase (decrease) in
contract owners'equity
resulting from operations ...............          39,845          42,492          28,591
                                             ------------    ------------    ------------
EQUITY TRANSACTIONS:
Purchase payments received from
contract owners .........................               -             137               9
Transfers between funds .................         102,137          (8,141)         (6,910)
Surrenders ..............................               -          (9,165)              -
Death benefits (note 4) .................               -         (14,914)              -
Policy loans (net of repayments) (note 5)            (993)         (9,604)           (283)
Deductions for surrender charges
(note 2d) ...............................               -               -               -
Redemptions to pay cost of insurance
charges and administration charges
(notes 2b and 2c) .......................          (4,213)         (2,874)         (2,405)
                                             ------------    ------------    ------------
Net equity transactions .................          96,931         (44,561)         (9,589)
                                             ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS'EQUITY ....         136,776          (2,069)         19,002
CONTRACT OWNERS'EQUITY BEGINNING
OF PERIOD ...............................         409,376         346,742         377,951
                                             ------------    ------------    ------------
CONTRACT OWNERS'EQUITY END OF PERIOD ....         546,152         344,673         396,953
                                             ============    ============    ============


CHANGES IN UNITS:
Beginning units .........................          20,880          22,538          23,619
                                             ------------    ------------    ------------
Units purchased .........................           5,799              61               -
Units redeemed ..........................            (841)         (2,948)           (699)
                                             ------------    ------------    ------------
Ending units ............................          25,838          19,651          22,920
                                             ============    ============    ============

See accompanying notes to financial
statements.

                         NATIONWIDE VLI SEPARATE ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

                           June 30,2001,2000 and 1999
                                   (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

       The Nationwide VLI Separate Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers modified single premium, multiple payment and flexible premium variable life insurance contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors may be utilized.

   (b) The Contracts

       Prior to December 31, 1990, only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, were offered for purchase. Beginning December 31, 1990, contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

       Contract owners may invest in the following funds:

       Funds of the Van Kampen Life Investment Trust (Van Kampen LIT) (formerly Van Kampen American Capital Life Investment Trust);

       The Universal Institutional Funds, Inc.- U.S. Real Estate Portfolio (formerly Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio)
       Van Kampen LIT - Asset Allocation Fund
       Van Kampen LIT - Domestic Income Fund
       Van Kampen LIT - Emerging Growth Fund
       Van Kampen LIT - Enterprise Fund
       Van Kampen LIT - Global Equity Fund
       Van Kampen LIT - Government Fund
       Van Kampen LIT - Money Market Fund

       At June 30, 2001, contract owners have invested in all of the above funds.

       The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

   (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2001. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date.

   (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

       The Company does not provide for income taxes within the Account.Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) POLICY CHARGES

   (a) Deductions from Premiums

       For single premium contracts, no deduction is made from any premium at the time of payment. On multiple payment contracts and flexible premium contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes.For multiple and flexible premium contracts, the Company also deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment.The Company may at its sole discretion reduce this sales loading.

   (b) Cost of Insurance

       A cost of insurance charge is assessed monthly against each contract by liquidating units.The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

   (c) Administrative Charges

       For single premium contracts, the Company deducts an annual administrative charge which is determined as follows:

       Contracts issued prior to April 16, 1990:
          Purchase payments totalling less than $25,000 - $10/month
          Purchase payments totalling $25,000 or more - none
       Contracts issued on or after April 16, 1990:
          Purchase payments totalling less than $25,000 - $90/year ($65/year in New York)
          Purchase payments totalling $25,000 or more - $50/year

       For multiple payment contracts the Company currently deducts a monthly administrative charge of $5 (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

       For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

       The above charges are assessed against each contract by liquidating units.

                                                                    (Continued)

                         NATIONWIDE VLI SEPARATE ACCOUNT
                     NOTES TO FINANCIAL STATEMENTS,Continued

   (d) Surrender Charges

       Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee.The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable.The charge is determined according to contract type.

       For single premium contracts, the charge is determined based upon a specified percentage of the original purchase payment. For single premium contracts issued prior to April 16, 1990, the charge is 8% in the first year and declines to 0% after the ninth year. For single premium contracts issued on or after April 16, 1990, the charge is 8.5% in the first year and declines to 0% after the ninth year.

       For multiple payment contracts and flexible premium contracts, the amount charged is based upon a specified percentage of the initial surrender charge, which varies by issue age, sex and rate class. The charge is 100% of the initial surrender charge in the first year, with certain exceptions, declining to 0% after the ninth year.

       The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(3) ASSET CHARGES

    For single premium contracts, the Company deducts a charge from the contract to cover mortality and expense risk charges related to operations, and to recover policy maintenance and premium tax charges. For contracts issued prior to April 16, 1990, the charge is equal to an annual rate of .95% during the first ten policy years, and .50% thereafter. A reduction of charges on these contracts is possible in policy years six through ten for those contracts achieving certain investment performance criteria; for contracts issued on or after April 16, 1990, the charge is equal to an annual rate of 1.30% during the first ten policy years, and 1.00% thereafter.

    For multiple payment contracts and flexible premium contracts, the Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations.

    The above charges are assessed through the daily unit value calculation.

    The following table provides mortality, expense and administration charges by contract type for the period ended June 30, 2001:

                                                          Asset         Domestic        Emerging
                                                     Allocation           Income         Growth     Enterprise
                                       TOTAL               Fund             Fund           Fund           Fund
                                     -----------     -----------      ----------      ----------    -----------
Single Premium contracts Issued
  prior to April 16, 1990            $    309                 -               -             10                -
Single Premium contracts issued
  on or after April 16, 1990            2,523               702             354             93              613
Multiple Payment and Flexible
  Premium contracts                     1,115               538               -              -              577
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990             260,579            53,750           2,991         12,356           68,701
                                     --------         ---------        --------        -------         --------
    Total                            $264,526            54,990           3,345         12,459           69,891
                                     ========         =========        ========        =======         ========

                                      Global                         Money               U.S.
                                       Equity       Government       Market       Real Estate
                                        Fund             Fund         Fund          Portfolio
                                     --------        ---------     --------       ------------
Single Premium contracts Issued
  prior to April 16, 1990 ........    $     -              223           76                 -
Single Premium contracts issued
  on or after April 16, 1990 .....         28              384          349                 -
Multiple Payment and Flexible
  Premium contracts ..............          -                -            -                 -
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 ........      3,243          101,490       16,865             1,183
                                     --------        ---------     --------            ------
    Total .........................  $  3,271          102,097       17,290             1,183
                                     ========        =========     ========            ======

The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 2000:

                                                         Asset       Domestic          Emerging
                                                    Allocation         Income            Growth       Enterprise
                                        TOTAL             Fund           Fund              Fund             Fund
                                     --------       ----------     ----------       -----------      -----------
Single Premium contracts Issued
  prior to April 16, 1990 .......   $      33                -              -                14                -
Single Premium contracts issued
  on or after April 16, 1990 ....       2,826            1,008            299               203              869
Multiple Payment and Flexible
  Premium contracts .............       1,331              530              -                 -              801
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .......     311,215           62,447          2,975            19,002          106,759
                                    ---------           ------          -----            ------          -------
    Total .......................   $ 315,405           63,985          3,274            19,219          108,429
                                    =========           ======          =====            ======          =======

                                       Global                           Money              U.S.
                                       Equity       Government         Market       Real Estate
                                         Fund             Fund           Fund         Portfolio
                                    ---------       ----------        -------       -----------
Single Premium contracts Issued
  prior to April 16, 1990 .......   $      -                19              -                 -
Single Premium contracts issued
  on or after April 16, 1990 ....          38              373             36                 -
Multiple Payment and Flexible
  Premium contracts .............           -                -              -                 -
Reduced Fee on Single
  Premium contracts issued
  prior to April 16, 1990 .......       4,009           97,653         17,554               816
                                    ---------           ------         ------            ------
    Total .......................   $   4,047           98,045         17,590               816
                                    =========           ======         ======            ======


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

  The following table provides mortality and expense risk charges by contract type for the six month period ended June 30, 1999:

                                                                     Asset        Domestic         Emerging
                                                                Allocation          Income           Growth         Enterprise
                                                TOTAL                 Fund            Fund             Fund               Fund
                                           -----------          ----------       ---------         --------         ----------
    Single Premium contracts Issued
       prior to April 16, 1990 ........    $         70               -                -                21                  -
    Single Premium contracts issued
       on or after April 16, 1990 .....           3,642           1,952              351                44                878
    Multiple Payment and Flexible
       Premium contracts ..............           1,098             477                -                 -                621
    Reduced Fee on Single
       Premium contracts issued
       prior to April 16, 1990 ........         294,495          65,788            3,777             7,486             89,441
                                           ------------          ------            -----             -----             ------
          Total .......................    $    299,305          68,217            4,128             7,551             90,940
                                           ============          ======            =====             =====             ======





                                                 Global                              Money              U.S.
                                                 Equity       Government            Market       Real Estate
                                                   Fund             Fund              Fund         Portfolio
                                            -----------       ----------         ---------       -----------
    Single Premium contracts Issued
      prior to April 16, 1990 ..........   $         -               49                -                 -
    Single Premium contracts issued
      on or after April 16, 1990 .......            37              172              197                11
    Multiple Payment and Flexible
      Premium contracts ................             -                -                -                 -
    Reduced Fee on Single
      Premium contracts issued
                                           -----------          -------           ------             -----
      prior to April 16, 1990 .........          2,735          104,499           19,843               926
         Total ........................    $     2,772          104,720           20,040               937
                                           ===========          =======           ======             =====


(4) DEATH BENEFITS
    Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5) POLICY LOANS (NET OF REPAYMENTS)
    Contract provisions allow contract owners to borrow up to 90% (50% during first year of single premium contracts) of a policy's cash surrender value. For single premium contracts issued prior to April 16, 1990, 6.5% interest is due and payable annually in advance. For single premium contracts issued on or after April 16, 1990, multiple payment contracts and flexible premium contracts, 6% interest is due and payable in advance on the policy anniversary when there is a loan outstanding on the policy.

    At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Loan repayments result in a transfer of collateral, including interest, back to the Account.

(6) RELATED PARTY TRANSACTIONS
    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed.These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7) FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity insurance policies as of the end of the six-month period indicated, and the expense ratios and total return for each of the five years in the six-month period ended June 30, 2001.

    The following is a summary for 2001:


                                                                              Unit        Contract                         Total
                                                              Units       Fair Value    Owners' Equity      Expenses*    Return**
                                                              -----       ----------    -------------       ---------    --------
    Single Premium contracts issued prior to
    April 16, 1990 (policy years 1 through 10):

      Emerging Growth Fund ...........................           61        30.769979    $     1,877             0.94%     -21.98%
      Government Fund ................................        1,938        24.304804         47,103             0.95%       1.77%
      Money Market Fund ..............................          830        19.594336         16,263             0.95%       1.89%

    Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

      Asset Allocation Fund ..........................      609,553        34.614757     21,099,529             0.50%      -1.35%
      Domestic Income Fund ...........................       51,084        23.326790      1,191,626             0.50%       4.78%
      Emerging Growth Fund ...........................      131,719        31.493075      4,148,236             0.51%     -21.81%
      Enterprise Fund ................................      646,747        40.051006     25,902,868             0.50%     -16.51%
      Global Equity Fund .............................       76,218        16.412143      1,250,901             0.49%      -9.86%
      Government Fund ................................    1,615,289        24.877555     40,184,441             0.50%       2.00%
      Money Market Fund ..............................      335,248        20.054787      6,723,327             0.49%       2.12%
      UIF, Inc.- U.S. Real Estate Portfolio ..........       25,838        21.137563        546,152             0.49%       7.81%

    Single Premium contracts issued on or after April 16, 1990:

      Asset Allocation Fund ..........................        3,282        28.609549         93,897             1.32%      -1.74%
      Domestic Income Fund ...........................        1,710        22.180780         37,929             1.23%       4.36%
      Emerging Growth Fund ...........................          314        30.131892          9,461             1.32%     -22.12%
      Enterprise Fund ................................        1,885        36.267123         68,364             1.29%     -16.85%
      Global Equity Fund .............................          265        15.702945          4,161             1.30%     -10.22%
      Government Fund ................................        2,861        18.079108         51,724             1.32%       1.59%
      Money Market Fund ..............................       17,502        14.265853        249,681             1.26%       1.72%

    Multiple Payment and Flexible Premium contracts:
      Asset Allocation Fund ..........................        5,145        26.359454        135,619             0.80%      -1.50%
      Enterprise Fund ................................        4,382        31.806369        139,376             0.79%     -16.64%
                                                              =====        =========        -------
                                                                                       $101,902,535
                                                                                       ============

    The following is a summary for 2000:

    Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10):

      Emerging Growth Fund ...........................           61        49.256896    $     3,005             0.94%      11.15%
      Government Fund ................................          181        22.266646          4,030             0.95%       3.82%

    Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

      Asset Allocation Fund ..........................      683,733        35.766629     24,454,825             0.49%       0.85%
      Domestic Income Fund ...........................       56,252        21.122058      1,188,158             0.49%       0.19%
      Emerging Growth Fund ...........................      155,683        50.188331      7,813,470             0.49%      11.40%
      Enterprise Fund ................................      698,476        59.926129     41,856,963             0.49%       6.11%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                                                  Unit        Contract                    Total
                                                                       Units   Fair Value  Owners' Equity  Expenses*    Return**
                                                                       -----   ----------  --------------  -----------  ---------
   Global Equity Fund ...........................................     77,531    20.348787       1,577,662      0.48%     -5.27%
   Government Fund ..............................................  1,709,524    22.689476      38,788,204      0.49%      4.05%
   Money Market Fund ............................................    358,617    19.069001       6,838,468      0.51%      2.49%
   UIF, Inc.- U.S. Real Estate Portfolio ........................     19,651    17.539695         344,673      0.49%     13.99%

 Single Premium contracts issued on or after April 16, 1990:
   Asset Allocation Fund ........................................      4,832    29.798100         143,984      1.30%      0.45%
   Domestic Income Fund .........................................      2,108    20.244962          42,676      1.32%     -0.20%
   Emerging Growth Fund .........................................        599    48.404406          28,994      1.28%     10.96%
   Enterprise Fund ..............................................      2,268    54.699632         124,059      1.31%      5.68%
   Global Equity Fund ...........................................        276    19.625357           5,417      1.33%     -5.64%
   Government Fund ..............................................      3,200    16.620853          53,187      1.28%      3.63%
   Money Market Fund ............................................        376    13.673111           5,141      1.29%      2.08%

 Multiple Payment and Flexible Premium contracts:
   Asset Allocation Fund ........................................      4,974    27.318123         135,880      0.79%      0.70%
   Enterprise Fund ..............................................      4,313    47.732874         205,872      0.78%      5.95%
                                                                       =====    =========         -------
                                                                                            $ 123,614,668
                                                                                            =============


The following is a summary for 1999:
   Single Premium contracts issued prior to  April 16, 1990 (policy years 1 through 10):
   Emerging Growth Fund .........................................         61    26.573717   $       1,621      0.94%     21.40%
   Government Fund ..............................................        181    21.551318           3,901      0.89%     -3.81%

 Single Premium contracts issued prior to April 16, 1990
   (policy years 11 and thereafter):
   Asset Allocation Fund ........................................    772,441    34.441262      26,603,843      0.48%      1.41%
   Domestic Income Fund .........................................     66,865    20.923928       1,399,078      0.50%     -2.77%
   Emerging Growth Fund .........................................    132,154    26.954697       3,562,171      0.46%     21.67%
   Enterprise Fund ..............................................    786,912    47.989789      37,763,741      0.48%      6.40%
   Global Equity Fund ...........................................     64,883    18.479556       1,199,009      0.48%     11.33%
   Government Fund ..............................................  1,919,195    21.861809      41,957,072      0.48%     -3.60%
   Money Market Fund ............................................    427,828    18.211743       7,791,494      0.50%      1.91%
   UIF, Inc.- U.S. Real Estate Portfolio ........................     22,827    17.321079         395,388      0.49%      8.23%

 Single Premium contracts issued on or after April 16, 1990:
   Asset Allocation Fund ........................................      9,269    28.924679         268,103      1.29%      1.00%
   Domestic Income Fund .........................................      2,381    20.216396          48,135      1.31%     -3.16%
   Emerging Growth Fund .........................................        228    26.205338           5,975      1.28%     21.19%
   Enterprise Fund ..............................................      2,732    44.156405         120,635      1.29%      5.98%
   Global Equity Fund ...........................................        284    17.965849           5,102      1.28%     10.89%
   Government Fund ..............................................      1,463    16.143388          23,618      1.30%     -3.98%
   Money Market Fund ............................................      2,055    13.163438          27,051      1.30%      1.51%
   UIF, Inc.- U.S. Real Estate Portfolio ........................         93    16.839423           1,566      1.29%      7.80%

                                                                          Unit           Contract                     Total
                                                            Units       Fair Value    Owners' equity    Expenses*     Return**
                                                         ----------    -----------    --------------    ---------     --------
Multiple Payment an Flexible Premium contracts:
  Asset Allocation Fund ...........................         4,838       26.384954         127,650          0.78%         1.26%
  Enterprise Fund .................................         4,340       38.340163         166,396          0.79%         6.24%
                                                            =====       =========   -------------
                                                                                    $ 121,471,549
                                                                                    =============




The following is a summary for 1998:

Single Premium contracts issued prior to April 16, 1990 (policy years 1 through 10):

  Asset Allocation Fund ...........................        60,025       31.652917   $   1,899,966          0.94%         8.08%
  Domestic Income Fund ............................         4,245       20.950565          88,935          0.93%         3.78%
  Emerging Growth Fund ............................            61       19.534284           1,192          0.95%        21.60%
  Enterprise Fund .................................        21,408       42.138381         902,098          0.92%        17.07%
  Government Fund .................................       193,526       21.503819       4,161,548          0.92%         3.23%
  Money Market Fund ...............................         2,905       17.316456          50,304          0.95%         2.03%

Single Premium contracts issued prior to April 16, 1990 (policy years 11 and thereafter):

  Asset Allocation Fund ...........................       801,841       31.962659      25,628,970          0.52%         8.32%
  Domestic Income Fund ............................        94,839       21.155625       2,006,378          0.53%         4.01%
  Emerging Growth Fund ............................       125,688       19.725561       2,479,266          0.50%        21.87%
  Enterprise Fund .................................       850,061       42.550743      36,170,727          0.50%        17.34%
  Global Equity Fund ..............................        80,150       15.997961       1,282,237          0.49%        16.63%
  Government Fund .................................     1,854,579       21.715679      40,273,442          0.52%         3.47%
  Money Market Fund ...............................       391,842       17.485969       6,851,737          0.52%         2.26%
  UIF, Inc.- U.S.Real Estate Portfolio ............        28,597       17.268250         493,820          0.48%        -5.11%

Single Premium contracts issued on or after
April 16, 1990:
  Asset Allocation Fund ...........................         7,912       27.058562         214,087          1.31%         7.89%
  Domestic Income Fund ............................         8,616       20.604450         177,528          1.28%         3.60%
  Emerging Growth Fund ............................         3,942       19.330882          76,202          1.33%        21.39%
  Enterprise Fund .................................         5,815       39.465969         229,495          1.33%        16.87%
  Global Equity Fund ..............................           489       15.677989           7,667          1.31%        16.16%
  Government Fund .................................         3,030       16.164290          48,978          1.27%         2.71%
  Money Market Fund ...............................           135       12.740354           1,720          1.31%         1.85%
  UIF, Inc.- U.S.Real Estate Portfolio ............            95       16.922894           1,608          1.28%        -5.49%

Multiple Payment and Flexible Premium contracts:
  Asset Allocation Fund ...........................         4,709       24.559654         115,651          0.80%         8.16%
  Enterprise Fund .................................         4,333       34.096801         147,741          0.82%        17.16%
                                                            =====       =========   -------------
                                                                                    $ 123,311,297
                                                                                    =============



The following is a summary for 1997:
Single Premium contracts issued prior to
April 16, 1990 (policy years 1 through 10):
  Asset Allocation Fund ...........................       387,464       26.093000   $  10,110,098          0.92%         7.50%
  Domestic Income Fund ............................        35,802       18.953993         678,591          0.93%         4.08%


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS,Continued
NATIONWIDE VLI SEPARATE ACCOUNT
NOTES TO FINANCIAL STATEMENTS,Continued

                                                                        Unit         Contract                   Total
                                                           Units     Fair Value   Owners' Equity    Expenses*   Return**
                                                         --------   -----------   --------------   -----------  --------
  Emerging Growth Fund .............................       20,923     14.571650         304,883       0.94%      8.20%
  Enterprise Fund ..................................      232,317     32.474276       7,544,326       0.91%     16.77%
  Global Equity Fund ...............................       17,472     13.864158         242,235       0.95%     16.86%
  Government Fund ..................................      642,994     19.664658      12,644,257       0.95%      2.50%
  Money Market Fund ................................      178,429     16.626479       2,966,646       0.93%      1.96%
  UIF, Inc.- U.S.Real Estate Portfolio .............        9,164     15.913476         145,831       0.94%      6.01%

Single Premium contracts issued prior to April 16, 1990
Reduced ARF (policy year 11 and thereafter):

  Asset Allocation Fund ............................      551,781     26.230119      14,473,281       0.53%      7.74%
  Domestic Income Fund .............................       62,342     19.053600       1,187,840       0.51%      4.31%
  Emerging Growth Fund .............................       83,884     14.648309       1,228,759       0.52%      8.44%
  Enterprise Fund ..................................      749,963     32.644956      24,482,509       0.52%     17.03%
  Global Equity Fund ...............................       83,639     13.936995       1,165,676       0.50%     17.12%
  Government Fund ..................................    1,704,005     19.768804      33,686,141       0.52%      2.73%
  Money Market Fund ................................      309,827     16.713873       5,178,409       0.49%      2.18%
  UIF, Inc.- U.S.Real Estate Portfolio .............       25,168     15.997032         402,613       0.47%      6.25%

Single Premium contracts issued on or after April 16, 1990:

  Asset Allocation Fund ............................        5,430     22.383804         121,544       1.28%      7.31%
  Domestic Income Fund .............................        8,327     18.706191         155,766       1.28%      3.90%
  Emerging Growth Fund .............................          592     14.470445           8,567       1.33%      8.01%
  Enterprise Fund ..................................        6,411     30.521305         195,672       1.32%     16.57%
  Global Equity Fund ...............................          625     13.767875           8,605       1.30%     16.65%
  Government Fund ..................................        2,840     14.883977          42,270       1.30%      2.32%
  Money Market Fund ................................       10,223     12.275602         125,493       1.29%      1.78%

Multiple Premium Contracts and
Flexible Premium Contracts:

  Asset Allocation Fund ............................        7,723     20.215362         156,123       0.82%      7.58%
  Enterprise Fund ..................................        7,402     26.237613         194,211       0.79%     16.86%
                                                           ======     =========    ------------
                                                                                   $117,450,346
                                                                                   ============


 * This represents annualized expenses as a percentage of the monthly average net assets of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values.Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the six-month period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the six-month period indicated or from the effective date through the end of the six-month period.

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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